As filed with the Securities and Exchange Commission on January 23, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2013

Date of reporting period:  6/30/2013

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)
		Fair	Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 87.83%
AMUSEMENT & THEME PARKS
The Walt Disney Co.	4,700	$296,805	2.73%

BREAKFAST CEREAL MANUFACTURING
General Mills, Inc.	4,600	223,238	2.05

BREWERIES
Anheuser Busch InBev NV - ADR (b)	2,700	243,702	2.24

CABLE & OTHER SUBSCRIPTION PROGRAMMING
DIRECTV (a)	5,200	320,424	2.95
Viacom, Inc.	5,500	374,275	3.44
		694,699	6.39
CLOTHING ACCESSORIES STORES
Hanesbrands, Inc. (a)	7,000	359,940	3.31

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
Canadian Oil Sands Ltd. (c)	9,500	176,349	1.62
Devon Energy Corp.	7,000	363,160	3.34
Occidental Petroleum Corp.	2,400	214,152	1.97
		753,661	6.93
DATA PROCESSING
Fiserv, Inc. (a)	4,000	349,640	3.21

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
American International Group, Inc. (a)	11,400	509,580	4.68
Travelers Companies, Inc.	3,700	295,704	2.72
		805,284	7.40
DIRECT TITLE INSURANCE CARRIERS
First American Financial Corp.	8,800	193,952	1.78

FARM MACHINERY & EQUIPMENT MANUFACTURING
Deere & Co.	3,200	260,000	2.39

FRUIT & VEGETABLE CANNING
Dole Food Company, Inc. (a)	25,000	318,750	2.93

GENERAL MEDICAL & SURGICAL HOSPITALS
HCA Holdings, Inc.	12,000	432,720	3.98

HOME CENTERS
Lowe's Companies, Inc.	6,000	245,400	2.25

INSTRUMENT MANUFACTURING FOR MEASURING
Agilent Technologies, Inc.	6,000	256,560	2.36

INSURANCE AGENCIES & BROKERAGES
Aon Corp. (c)	6,200	398,970	3.67

LINE-HAUL RAILROADS
Union Pacific Corp.	2,800	431,984	3.97

			Fair	Percent of
		Shares	Value	Net Assets
LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.		3,400	$294,032	2.70%

MEDICAL LABORATORIES
Quest Diagnostics, Inc.		7,000	424,410	3.90

NATURAL GAS DISTRIBUTION
Kinder Morgan, Inc.		11,000	419,650	3.86

PETROLEUM REFINERIES
Exxon Mobil Corp.		1,600	144,560	1.33

PHARMACEUTICAL PREPARATION MANUFACTURING
Johnson & Johnson		4,800	412,129	3.79

POTASH, SODA, & BORATE MINERAL MINING
Potash Corp. Saskatchewan - ADR (b)		6,500	247,845	2.28

SOFTWARE PUBLISHERS
Microsoft Corp.		14,000	483,420	4.44
Oracle Corp.		8,100	248,832	2.29
			732,252	6.73
SOLID WASTE LANDFILL
Waste Management, Inc.		9,000	362,970	3.34

WOOD KITCHEN CABINET & COUNTERTOP MANUFACTURING
Fortune Brands Home & Security, Inc. (a)		6,500	251,810	2.31

TOTAL COMMON STOCKS (Cost $6,223,883)			9,554,963	87.83

PREFERRED STOCKS - 2.55%
AIRCRAFT ENGINE & ENGINE PARTS MANUFACTURING
United Technologies Corp.		4,668	277,092	2.55
TOTAL PREFERRED STOCKS (Cost $277,020)			277,092	2.55

SHORT-TERM INVESTMENTS - 11.67%
First American Prime Obligations Fund - Class Y, 0.00% (d)		419,023	419,023	3.85
The STIC Prime Portolfio - Institutional Class, 0.02% (d)		425,000	425,000	3.91
Fidelity Institutional Money Market - Select Class, 0.02% (d)		425,000	425,000	3.91
TOTAL SHORT-TERM INVESTMENTS (Cost $1,269,023)			1,269,023	11.67

Total Investments (Cost $7,769,926) - 102.05%			11,101,078	102.05
Liabilities in Excess of Other Assets - (2.05)%			(223,287)	(2.05)
TOTAL NET ASSETS - 100.00%			$10,877,791	100.00%

Notes:
ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Foreign issued security traded over-the-counter in the U.S.
(d)	Rate shown is the 7-day yield as of June 30, 2013

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$ 7,772,570
Gross unrealized appreciation	3,463,829
Gross unrealized depreciation	(135,321)
Net unrealized appreciation	$ 3,328,508

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure as of June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

     Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
     Equity Securities – The Fund’s investments are carried at fair value.  Securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price, except for call options written for which the last quoted bid price is used.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
     Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.
     Bonds & Notes - Bonds and notes are valued at the last quoted bid price obtained from independent pricing services.  Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices.
Short-Term Debt Securities - Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service; yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant; and other factors as necessary to determine a fair value under certain circumstances.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Amusement & Theme Parks	$296,805	$-	$-	$296,805
Breakfast Cereal Manufacturing	223,238	-	-	223,238
Breweries	243,702	-	-	243,702
Cable & Other Subscription Programming	694,699	-	-	694,699
Clothing Accessories Stores	359,940	-	-	359,940
Crude Petroleum & Natural Gas Extraction	753,661	-	-	753,661
Data Processing	349,640	-	-	349,640
Direct Property & Casualty Insurance Carriers	805,284	-	-	805,284
Direct Title Insurance Carriers	193,952	-	-	193,952
Farm Machinery & Equipment Manufacturing	260,000	-	-	260,000
Fruit & Vegetable Canning	318,750	-	-	318,750
General Medical and Surgical Hospitals	432,720	-	-	432,720
Home Centers	245,400	-	-	245,400
Instrument Manufacturing for Measuring	256,560	-	-	256,560
Line-Haul Railroads	431,984	-	-	431,984
Insurance Agencies & Brokerages	398,970	-	-	398,970
Local Messengers & Local Delivery	294,032	-	-	294,032
Medical Laboratories	424,410	-	-	424,410
Natural Gas Distribution	419,650	-	-	419,650
Petroleum Refineries	144,560	-	-	144,560
Pharmaceutical Preparation Manufacturing	412,129	-	-	412,129
Potash, Soda, & Borate Mineral Mining	247,845	-	-	247,845
Software Publishers	732,252			732,252
Solid Waste Landfill	362,970			362,970
Wood Kitchen Cabinet & Countertop
Manufacturing	251,810	-	-	251,810
Total Common Stocks	9,554,963	-	-	9,554,963
Preferred Stocks
Aircraft Engine & Engine Parts Manufacturing	277,092	-	-	277,092
Short-Term Investments	1,269,023	-	-	1,269,023
Total Investments	$11,101,078	$-	$-	$11,101,078

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2013, the Fund recognized no transfers to/from level 1 and level 2.  There were no level 3 securities held in the Fund during the period ended June 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)          /s/ Gary B. Wood
Gary B. Wood, President

Date          8/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Gary B. Wood
Gary B. Wood,
President and Treasurer

Date          8/22/13